Note 6 - Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue		$ 255,073	$ 149,025	$ 116,058
Cost of revenue		151,271	98,478	72,690
Operating expenses		129,619	65,802	120,607
Loss before tax and loss on other items		(25,817)	(15,255)	(77,239)
Finance expense		(567)	(266)	(198)
Loss before income taxes		(22,890)	(14,890)	(77,181)
Total tax expense (income)		(9,015)	(861)	(1,654)
Loss from discontinued operations			$ (4,761)	$ (16,726)
BASIC (in dollars per share)			$ (1.13)	$ (4.15)
DILUTED (in dollars per share)			$ (1.13)	$ (4.15)
Net cash from (used in) operating activities			$ (776)	$ 5,439
Net cash from (used in) investing activities			948	(206)
Net cash used in financing activities			(438)	(5,791)
Net cash used in discontinued operations			(266)	(558)
Prepaid expenses		5,246	1,680
Property, plant and equipment at end of period		12,309	4,556
Intangible assets		86,360	37,971
Goodwill at end of period		123,841	48,530	37,207
Total Assets Disposed Of		280,685	183,235
Net assets of PVMG disposed of		(280,685)	(183,235)
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue			26,356	50,657
Cost of revenue			(13,779)	(27,750)
Operating expenses			(13,480)	(40,007)
Loss before tax and loss on other items			(903)	(17,100)
Finance expense				(3)
Loss on disposition of assets			(3,858)
Loss before income taxes			(4,761)	(17,103)
Total tax expense (income)				377
Loss from discontinued operations			(4,761)	$ (16,726)
Cash consideration received			1,064
Deferred sales proceeds(a)	[1]		2,450
Total Consideration Received			3,514
Prepaid expenses			14
Property, plant and equipment at end of period			15
Intangible assets			922
Goodwill at end of period			6,121
Total Assets Disposed Of			7,072
Transaction costs			(300)
Net assets of PVMG disposed of			(7,072)
Net Cash Inflow on Disposition			$ 764

[1]	The acquirer issued an unsecured promissory note to the Company which is repayable in annual installments of $0.8 million through March 31, 2020 and bears interest at 6% per annum. The Company has received $0.8 million of the promissory note during the year ended March 31, 2018. There is still $1.6 million outstanding to be collected.